EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Jun. 07, 2023	Feb. 10, 2023	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Jul. 04, 2024	Sep. 30, 2023	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				275,000,000		275,000,000		100,000,000		100,000,000
Preferred stock, shares authorized				25,000,000		25,000,000		100,000,000		100,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Outstanding				0		0		0		0
Common Stock, Voting Rights						Common Stock are entitled to one vote per share
Number of shares issued				$ 360,000	$ 307,500	$ 2,466,437	$ 1,820,369	$ 2,751,500		$ 3,765,369
Net proceeds						2,466,437	1,820,369	2,751,500		$ 8,765,369
Mezzanine equity, shares issued										2,000,000
Mezzanine equity, price per share										$ 2.50
Mezzanine equity, purchase price										$ 5,000,000
Stock options vested number of shares						125,000				4,007,000
Vested stock options exercisable				$ 2.23		$ 2.23				$ 2.23
Stock options vested number of shares, value						$ 152,000				$ 2,004,000
Risk-free interest rate				4.37%
Expected life of options				1 year 6 months
Estimated volatility				82.50%
Dividend rate				0.00%
Weighted average fair value of stock options				$ 1.22						$ 0.57
Stock compensation expense				$ 0						$ 0
Stock Issued During Period, Value, Stock Options Exercised					0
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Stock based compansation				$ 152,457	584,484	$ 152,457	669,484	$ 390,000		$ 2,384,003
Share based compensation						152,457	669,484	390,000		2,384,003
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation										1,963,440
Research and Development Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share based compensation										$ 420,563
Twenty Twenty Three Stock Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compansation		$ 4,974,760
Subscription Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Mezzanine equity, shares issued										2,000,000
Mezzanine equity, price per share										$ 2.50
Mezzanine equity, purchase price										$ 5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued				$ 82	$ 27	$ 82	182	1,982		260
Stock options vested number of shares				125,000
Vested stock options exercisable				$ 3.00		$ 3.00
Stock options vested number of shares, value				$ 152,457
Stock based compansation							$ 9	$ 68		$ 9
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									822,144
Sale of stock price per share									$ 3.00
Proceeds from sale of stock									$ 2,466,437
Common Stock [Member] | Expired on June 7, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										200,000
Common Stock [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										60,000
Common Stock [Member] | Seed Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock								7,500,000
Sale of stock price per share								$ 0.05
Proceeds from sale of stock								$ 375,000
Common Stock [Member] | Angel Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock								2,326,500		1,820,369
Sale of stock price per share								$ 1.00		$ 1.00
Proceeds from sale of stock								$ 2,326,500		$ 1,820,369
Common Stock [Member] | Series A Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock										778,000
Sale of stock price per share										$ 2.50
Proceeds from sale of stock										$ 1,945,000
Common Stock [Member] | Series B Round [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock									822,144
Sale of stock price per share									$ 3.00
Proceeds from sale of stock									$ 2,466,437
Common Stock [Member] | 2023 Stock Option Plan #1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		3,370,352
Common Stock [Member] | 2023 Stock Option Plan #1 [Member] | Expired on February 10, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										2,050,000
Vested stock options exercisable										$ 1.50
Stock options vested number of shares, value										$ 584,484
Risk-free interest rate										4.19%
Expected life of options										1 year 6 months
Estimated volatility										82.50%
Dividend rate										0.00%
Common Stock [Member] | 2023 Stock Option Plan #1 [Member] | Expired on June 7, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										1,450,000
Common Stock [Member] | 2023 Stock Option Plan #1 [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										307,000
Vested stock options exercisable										$ 3.00
Stock options vested number of shares, value										$ 269,989
Common Stock [Member] | 2023 Stock Option Plan #2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	1,758,460
Common Stock [Member] | 2023 Stock Option Plan #2 [Member] | Expired on June 7, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										1,650,000
Vested stock options exercisable										$ 3.00
Stock options vested number of shares, value										$ 1,444,530
Risk-free interest rate										4.21%
Expected life of options										1 year 6 months
Estimated volatility										82.50%
Dividend rate										0.00%
Common Stock [Member] | 2023 Stock Option Plan #2 [Member] | Expired on August 30, 2026 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options vested number of shares										247,000
Vested stock options exercisable										$ 3.00
Stock options vested number of shares, value										$ 269,989
Risk-free interest rate										4.57%
Expected life of options										1 year 6 months
Estimated volatility										82.50%
Dividend rate										0.00%
Common Stock [Member] | Private Placement [Member] | Seed Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock								7,500,000
Sale of stock price per share								$ 0.05
Proceeds from Issuance of Private Placement								$ 375,000
Common Stock [Member] | Private Placement [Member] | Angel Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock								2,326,500		1,820,369
Sale of stock price per share								$ 1.00		$ 1.00
Proceeds from Issuance of Private Placement								$ 2,326,500		$ 1,820,369
Common Stock [Member] | Private Placement [Member] | Series A Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock										778,000
Sale of stock price per share										$ 2.50
Proceeds from Issuance of Private Placement										$ 1,945,000
Common Stock [Member] | Private Placement [Member] | Series B Round [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock			822,144
Sale of stock price per share			$ 3.00
Proceeds from Issuance of Private Placement			$ 2,466,437
Common Stock, Value, Subscriptions			$ 360,000								$ 2,106,437
Common Stock [Member] | Founder and President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued						10,000,000				10,000,000
Net proceeds						$ 50,000				$ 50,000
Common Stock [Member] | Two Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued						85,000				85,000
Number of shares issued, value						$ 85,000				$ 85,000
Common Stock [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								675,000
Number of shares issued, value								$ 390,000